Previous Chapter 11 Proceedings - Schedule of Key terms of the Plan of Reorganization (Details) - shares	Dec. 31, 2020	Dec. 31, 2019	Jun. 05, 2019	Dec. 31, 2018	Jul. 02, 2018
Fresh-Start Adjustment [Line Items]
Number of shares	100,384,435	100,234,973		100,000,000	100,000,000
Prior to dilution by the shares reserved under the Employee Incentive Plan					100.00%
Fully diluted					90.00%
Number of shares authorized (in shares)					11,111,111
Total, fully diluted (in shares)	138,880,000	138,880,000	138,880,000		111,111,111
Fully diluted, reserved for Employee Incentive Plan					10.00%
Total fully diluted					100.00%
Commitment Parties (in exchange for cash paid pursuant to the Investment Agreement) and Equity Rights Offering Subscribers
Fresh-Start Adjustment [Line Items]
Number of shares					23,750,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan					25.00%
Prior to dilution by the shares reserved under the Employee Incentive Plan					23.75%
Fully diluted					21.38%
Recipients of Senior Secured Notes (including Commitment Parties and Notes Rights Offering Subscribers)
Fresh-Start Adjustment [Line Items]
Number of shares					54,625,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan					57.50%
Prior to dilution by the shares reserved under the Employee Incentive Plan					54.63%
Fully diluted					49.16%
Holders of General Unsecured Claims
Fresh-Start Adjustment [Line Items]
Number of shares					14,250,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan					15.00%
Prior to dilution by the shares reserved under the Employee Incentive Plan					14.25%
Fully diluted					12.82%
Former Holders of Old Seadrill Limited Equity and Seadrill Limited 510(b) Claimants
Fresh-Start Adjustment [Line Items]
Number of shares					1,900,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan					2.00%
Prior to dilution by the shares reserved under the Employee Incentive Plan					1.90%
Fully diluted					1.71%
Fees to Select Commitment Parties
Fresh-Start Adjustment [Line Items]
Number of shares					475,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan					0.50%
Prior to dilution by the shares reserved under the Employee Incentive Plan					0.47%
Fully diluted					0.43%
All creditors, excluding Primary Structuring Fee
Fresh-Start Adjustment [Line Items]
Number of shares					95,000,000
Prior to dilution by Primary Structuring Fee and the shares reserved under the Employee Incentive Plan					100.00%
Prior to dilution by the shares reserved under the Employee Incentive Plan					95.00%
Fully diluted					85.50%
Hemen (on account of Primary Structuring Fee)
Fresh-Start Adjustment [Line Items]
Number of shares					5,000,000
Prior to dilution by the shares reserved under the Employee Incentive Plan					5.00%
Fully diluted					4.50%